Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues.
Schedule of the Company???s revenues by revenue recognition method

The company’s revenues are generated primarily from the following:

	2021	2020
	$	$
Revenue from contracts with customers by product line:
PUREVAP™	6,138,111	4,163,059
DROSRITE™	7,940,771	9,976,696
Development and support related to systems supplied to the U.S. Navy	7,522,809	1,425,883
Torch related sales	2,084,511	1,452,455
Biogas upgrading and pollution controls	6,800,090	—
Other sales and services	582,058	756,936
	31,068,350	17,775,029

	2021	2020
	$	$
Revenue from contracts with customers:
Sales of goods under long-term contracts recognized over time	25,918,594	12,432,666
Sales of goods at a point of time	1,533,910	1,730,273
Other revenue:
Sale of intellectual properties (i)	3,615,846	3,612,090
	31,068,350	17,775,029